Share based payments - Additional information (Details) £ / shares in Units, £ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2022 shares	Mar. 31, 2022 GBP (£) shares £ / shares	Mar. 31, 2021 GBP (£)	Dec. 31, 2021 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		0
Weighted average remaining contractual life of outstanding share options		7 years 4 months 24 days		7 years 7 months 6 days
Exercised (in shares)		0
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)		374,887
Cash paid on net settlement of share based payments | £		£ 2,283	£ 0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (GBP per share) | £ / shares		£ 0.01		£ 0.01
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (GBP per share) | £ / shares		£ 0.04		£ 0.04
Employee stock option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based remuneration expenses | £		£ 3,427	444
EMI Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options issued as replacement share options in share-based payment arrangement (in shares)	600,000
Exercised (in shares)		600,000
Restricted share units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based remuneration expenses | £		£ 133	£ 0
Vesting requirements for share-based payment arrangement, vesting period		4 years
Granted (in shares)		0